FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
NOTE 6 – FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

a.	Financial risk factors

The Group is exposed to a variety of financial risks: credit, liquidity and market risks as part of its normal course of business. The Group's risk management objective is to monitor risks and minimize the possible influence that results from this exposure, according to its evaluations and expectations of the parameters that affect the risks.

1.	Risk Management

Risk management is carried out by the financial division under policies and/or directions resolved and approved by the audit committee and the board of directors.

2.	Market risks

(a)	Description of market risks

Cash flow risk due to interest rate changes and CPI changes
The Group is exposed to fluctuations in the Israeli Consumer Price index (CPI) notes payable which are linked to the CPI. The Group did not enter into CPI hedging transactions in 2015, 2016 and 2017.

Furthermore, the Group's notes payable bearing variable interest rate cause cash flow risks. Based on simulations performed, an increase (decrease) of 1% interest rates during 2017 in respect of the abovementioned financial instruments would have resulted in an annual increase (decrease) in interest expenses of NIS 5 million. The Group does not enter into interest rate hedging transactions.

Foreign exchange risk
The Group's operating income and cash flows are exposed to currency risk, mainly due to trade receivables and trade payables denominated in USD. The Group did not enter into free standing forward transactions in 2015, 2016 and 2017.
Data regarding the US Dollar and Euro exchange rate and the Israeli CPI:

	Exchange	Exchange
	rate of one	rate of one	Israeli
	Dollar	Euro	CPI*
At December 31:
2017	NIS 3.467	NIS 4.153	221.57 points
2016	NIS 3.845	NIS 4.044	220.68 points
2015	NIS 3.902	NIS 4.247	221.13 points
Increase (decrease) during the year:
2017	(9.8)%	2.7%	0.4%
2016	(1.5)%	(4.8)%	(0.2)%
2015	0.3%	(10.1)%	(1.0)%

* Index for each reporting period's last month, on the basis of 1993 average = 100 points.

Sensitivity analysis:
An increase (decrease) of 2% in the CPI as at December 31, 2015, 2016 and 2017 would have decreased (increased) equity and profit by NIS 20 million, NIS 9 million, and NIS 3 million, for the years ended December 31, 2015, 2016, 2017 respectively, assuming all other variables remain constant.

An increase (decrease) of 5% in the USD exchange rate as at December 31, 2015, 2016 and 2017 would have decreased (increased) equity and profit by NIS 5 million, NIS 3 million, and NIS 3 million, for the years ended December 31, 2015, 2016, 2017 respectively, assuming that all other variables remain constant.

(b)	Analysis of linkage terms of financial instruments balances

	December 31, 2017
	In or linked to USD	In or linked to other foreign currencies (mainly EURO)	NIS linked to CPI	NIS unlinked	Total
	New Israeli Shekels in millions
Current assets
Cash and cash equivalents	2	4		861	867
Short term deposits				150	150
Trade receivables*	62	34		712	808
Other receivables				9	9

Non- current assets
Trade receivables				232	232
Total assets	64	38		1,964	2,066

Current liabilities
Current maturities of notes payable and borrowings			213	491	704
Trade payables*	143	32		612	787
Payables in respect of employees				78	78
Other payables				21	21

Non- current liabilities
Notes payable				972	972
Borrowings from banks and others				243	243
Total liabilities	143	32	213	2,417	2,805

In or linked to foreign currencies
New Israeli Shekels in millions
*Accounts that were set-off under enforceable netting arrangements
Trade receivables gross amounts	281
Set-off	(185)
Trade receivables, net	96

Trade payables gross amounts	360
Set-off	(185)
Trade payables, net	175

	December 31, 2016
	In or linked to USD	In or linked to other foreign currencies (mainly EURO)	NIS linked to CPI	NIS unlinked	Total
	New Israeli Shekels in millions
Current assets
Cash and cash equivalents	2	1		713	716
Short term deposits				452	452
Trade receivables*	58	35		897	990
Other receivables				39	39

Non- current assets
Trade receivables				333	333
Total assets	60	36		2,434	2,530

Current liabilities
Current maturities of notes payable and borrowings			212	287	499
Trade payables*	132	19		530	681
Payables in respect of employees				90	90
Other payables				10	10

Non- current liabilities
Notes payable			212	437	649
Borrowings from banks and others			197	1,353	1,550
Total liabilities	132	19	621	2,707	3,479

In or linked to foreign currencies
New Israeli Shekels in millions
*Accounts that were set-off under enforceable netting arrangements
Trade receivables gross amounts	267
Set-off	(174)
Trade receivables, net	93

Trade payables gross amounts	325
Set-off	(174)
Trade payables, net	151

(c)	Details regarding the derivative financial instruments

The notional amounts of derivatives as of December 31, 2016 and 2017 are as follows, based on the amounts of currencies to be received, translated into NIS at the exchange rates prevailing at each of the reporting dates, respectively:

	New Israeli Shekels
	December 31
	2016	2017
	In millions
Embedded derivatives pay USD, receive NIS	11	3

3.	Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Group's trade receivables, and also from cash and cash equivalents and other receivables. Management has a credit policy in place and the exposure to credit risk is monitored on an ongoing basis. The Group conducts credit evaluations on receivables of certain types over a certain amount, and requires collaterals against them. Accordingly, the financial statements include appropriate allowances for estimated irrecoverable amounts. See also note 2(j)(2).

The face amount of financial assets represents the maximum credit exposure, see note 6(c).

The cash and cash equivalents are held in leading Israeli commercial banks, rated by Standard & Poor's Maalot at between ilAA+/Stable to ilAAA/stable.

The trade receivables are significantly widespread, and include individuals and businesses, and therefore have no representing credit rating.

See also note 7 as to the assessment by aging of the trade receivables and related allowance for doubtful accounts.

a.	Financial risk factors (continued)

4.	Liquidity risk

Liquidity risk is the risk that the Group will not be able to meet its financial obligations as they fall due. The Group's approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, without incurring unacceptable losses or risking damage to the Group's reputation. The Group's policy is to ensure that it has sufficient cash and cash equivalents to meet expected operational expenses and financial obligations.

Maturities of financial liabilities as of December 31, 2017:

	2018	2019	2020	2021 to 2022	2023 to 2024	Total
	New Israeli Shekels in millions
Principal payments of long term indebtedness:
Notes payable series C (1)	213					213
Notes payable series D	109	109	109	110		437
Notes payable series F			129	258	257	644
Borrowing K (2)	75					75
Borrowing L (3)	200					200
Borrowing O (3)	100					100
Borrowing P	7	29	29	60		125
Borrowing Q		23	23	45	34	125
Expected interest payments of
long term borrowings and notes payables (1) (2)	68	23	19	23	7	140
Trade and other payables	865					865
Total	1,637	184	309	496	298	2,924
Add offering expenses and discounts and premiums						4
						2,928

(1)   Linked to the CPI as of December 31, 2017.
(2)   The Company intends to early repay the borrowings in 2018.(see note 15 (5)).
(3)  The Company early repaid the borrowings in March 2018 (see note 15(5)).
See note 15 in respect of borrowings and notes payable.

b.	Capital risk management

Credit rating: According to Standard & Poor's Maalot ("S&P Maalot") credit rating, of July 27, 2017, the Company's ilA+/Stable credit rating was unchanged.
See note 15(7) regarding financial covenants.

As detailed in note 2(j) the financial instruments are categorized as following:

Fair Value through Profit or Loss (FVTPL); Loans and Receivables (L&R); Amortized Cost (AC). The financial instruments that are categorized FVTPL are derivative financial instruments. Their fair values are calculated by discounting estimated future cash flows based on the terms and maturity of each contract and using forward rates for a similar instrument at the measurement date. All significant inputs in this technique are observable market data and rely as little as possible on entity specific estimates – this method matches the "Level 2" fair value measurement level hierarchy. There were no transfers between fair value levels during the year. Carrying amounts and fair values of financial assets and liabilities, and their categories:

		December 31, 2016			December 31, 2017
	Category	Carrying amount	Fair value	Interest rate used (**)	Carrying amount	Fair value	Interest rate used (**)
		New Israeli Shekels in millions
Assets
Cash and cash equivalents	L&R	716	716		867	867
Short term deposits	L&R	452	452		150	150
Trade receivables	L&R	1,323	1,318	4.72%	1,040	1,040	4.47%
Other receivables (*)	L&R	9	9		9	9
Liabilities
Notes payable series C	AC	423	440	Market quote	213	219	Market quote
Notes payable series D	AC	543	548	Market quote	435	443	Market quote
Notes payable series E	AC	121	127	Market quote
Notes payable series F	AC				650	659	Market quote
Trade and other payables (*)	AC	771	771		865	865
Borrowing C	AC	75	81	3.43%
Borrowing D	AC	75	81	3.43%
Borrowing E (*)	AC	152	152
Borrowing F	AC	197	199	3.17%
Borrowing G	AC	100	98	3.85%
Borrowing H	AC	100	97	3.85%
Borrowing I	AC	120	120	3.43%
Borrowing J	AC	62	62	3.23%
Borrowing K	AC	76	76	3.43%	75	75	3.71%
Borrowing L	AC	200	204	3.98%	200	200	4.25%
Borrowing M	AC	200	201	3.85%
Borrowing N	AC	250	260	3.67%
Borrowing O	AC				100	110	4.34%
Borrowing P	AC				125	125	2.38%
Borrowing Q	AC				125	125	2.5%
Interest payable (*)	AC	9	9		21	21
Derivative financial instruments	FVTPL
	Level 2	*	*		*	*

(*)	The fair value of these financial instruments equals their carrying amounts, as the impact of discounting is not significant.
(**)
The fair values of the notes payable quoted market prices at the end of the reporting period are within level 1 of the fair value hierarchy. The fair values of other instruments under AC categories were calculated based on observable weighted average of interest rates derived from quoted market prices of the Group's notes payable and bank quotes of rates of similar terms and nature, are within level 2 of the fair value hierarchy.

See also note 15 in respect of borrowings and notes payable.